Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 12, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK—0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, please accept for filing Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). The purpose of this filing is to register Class A and Class B, Class C and Class E shares of a new series of the Trust, the Met/Artisan International Portfolio (the “New Portfolio”).

The Registration Statement contains the Prospectus and the Trust’s Statement of Additional Information for the New Portfolio.

This filing also contains appropriate exhibits. Please be advised that the Trust intends to comply with the requirements of Rule 498(b)(1)(v) and General Instruction C.3.g., as it relates to the New Portfolio.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.